Finance Cost - Net - Summary of Net Finance (Cost) Income (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Finance Income Expense [Abstract]
Interest income from cash equivalents	$ 464,499	$ 393,529	$ 354,439
Interest on recovered taxes	22,691	1,472	8,791
Gain on derivative financial instruments	97,449	115,938	34,361
Interests in favor of hedge	71,854	44,292
Other	9,336	21,463	23,144
Total finance income	665,829	576,694	420,735
Interest cost from bank loans	(177,504)	(151,971)	(124,438)
Interest cost from hedges	(1,284)
Loss in market value	(247,219)	(86,295)
Other financing costs	(23,967)	(29,891)	(18,394)
Interest cost for debt securities	(975,772)	(744,254)	(476,375)
Total finance cost	(1,425,746)	(1,012,411)	(619,207)
Exchange gain	1,187,240	1,422,685	1,025,183
Exchange loss	(1,098,455)	(1,223,001)	(926,100)
Exchange gain - Net	88,785	199,684	99,083
Finance cost - Net	$ (671,132)	$ (236,033)	$ (99,389)